Issued Capital (Details) - shares	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Issued Capital	156,632,636	143,910,328	144,018,006
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued Capital	156,632,636	143,910,328	144,018,006
Options [Member]
Disclosure of classes of share capital [line items]
Issued Capital